INCOME TAX - Income tax benefit (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Federal
Deferred				$ 8,606
State
Deferred				580
Income tax provision	$ 2,013,000	$ 0		9,186
Novus Capital Corp [Member]
Federal
Current			$ (71,849)
State
Current			(16,950)
Deferred			88,799
U.S. federal
State
Net operating loss carryovers			19,477,629	19,477,629
U.S. federal | Novus Capital Corp [Member]
State
Net operating loss carryovers			342,139	342,139
State
State
Net operating loss carryovers			19,398,243	19,398,243
State | Novus Capital Corp [Member]
State
Net operating loss carryovers			$ 390,549	$ 390,549